UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2015

Date of reporting period: November 30, 2015

Item 1. Reports to Stockholders.

Exchange Traded Concepts TrusT WeatherStorm Forensic Accounting Long-Short ETF (formerly Forensic Accounting ETF)

Annual Report

November 30, 2015

WeatherStorm Forensic Accounting Long-Short ETF

Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	20
Trustees and Officers of the Trust	21
Disclosure of Fund Expenses	24
Notice to Shareholders	25
Supplemental Information	26

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

WeatherStorm Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2015 (Unaudited)

Dear FLAG Shareholders,

Thank you for your investment in the WeatherStorm Forensic Accounting Long-Short ETF (“FLAG” or the “Fund”), formerly the Forensic Accounting ETF, which underwent a name change as of close of business on August 7, 2015. The information presented in this report relates to the operations of FLAG for the fiscal year ended November 30, 2015.

On the close of business on August 7, 2015, the Fund’s underlying index, the Del Vecchio Earnings Quality Index (the “Del Vecchio Index”), was replaced with the WeatherStorm Forensic Accounting Long-Short Index (the “Long-Short Index”). The new index, the Long-Short Index, seeks to enhance U.S. large cap exposure by offering a long/short portfolio comprised from a universe of the 500 largest U.S. stocks by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis. Forensic accounting critically dissects companies’ financial statements with the goal of identifying the “red flags” of aggressive accounting and revenue recognition practices. The index construction process aims to identify and allocate capital to higher quality stocks with more sustainable revenues, cash flows and earnings, while at attractive valuations. It also attempts to detect and short lower quality stocks where aggressive accounting practices may have been employed and revenues, cash flows and earnings may be less persistent in the future. The Long- Short Index is constructed with a 100% net equity exposure (130% long, 30% short).

The Fund’s performance continues to be in-line with expectations. While the Fund underperformed the broad market during its 2015 fiscal year, it continues to largely keep pace with the broad markets since inception (1/30/2013). From inception to the end of November 2015, the FLAG market price return was 39.55%, NAV return was 12.47%, compared with its underlying index return of 44.19%; while a broad market index, the S&P 500 Index, returned 47.03%.

For the 2015 fiscal year, the Fund market price return was -4.51% and the Fund at NAV returned -2.17%, while its hybrid index, (the Del Vecchio Index through August 7, 2015 and the Long-Short Index, thereafter) during the period, returned 0.41% and the S&P 500 Index returned 2.75%. The underperformance of the Fund vs. its hybrid index is primarily due to the transition to the long-short strategy in August 2015. For the fiscal year through August 7, 2015; the Del Vecchio Index returned -1.70%, while the S&P 500 Index returned 0.48%. For the period August 7, 2015 through November 30, 2015, the Long-Short Index outperformed the S&P 500 Index, returning 0.20% vs. 0.13% for the S&P 500 Index.

During the 2015 fiscal year, the best performing sector in the Fund was Health Care, returning 5.52%; while the worst performing sector was Telecommunication Services, down 16.19% for the period.

The largest positive contributor to the return of the Fund for the fiscal year was Cameron International Corp. (CAM), adding 25 basis points to the return of the Fund. The largest negative contributor was Freeport-McMoRan, Inc. (FCX) which detracted 43 basis points for the period.

The best performing security in the Fund during the period was Valero Energy Corp. (VLO), which returned 54.81% for the fiscal year. The worst performing security for the period was Freeport-McMoRan, Inc. (FCX) which had a -65.36% return.

Since inception, 1/30/2013, Southwest Airlines (LUV) was the largest positive contributor to the return of the Fund, adding 66 basis points to the performance. This was a result of its 238.15% cumulative return in the time period. The largest negative contributor was Freeport-McMoRan, Inc. (FCX) which detracted 57 basis points from the performance of the Fund. This was a result of its -74.06% cumulative return.

WeatherStorm Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2015 (Unaudited) (Continued)

The best performing security in the Fund since inception was Electronic Arts, Inc. (EA), which had a 312.72% return over the time period and contributed 45 basis points to the return of the Fund. The second best performing security was Southwest Airlines (LUV) which had a 238.15% return over the time period and contributed 66 basis points to the return of the Fund.

The worst performing security in the Fund since inception was Denbury Resources, Inc. (DNR) which had a return of -77.03% over the time period and detracted 51 basis points from the return of the Fund. The second worst performing security was Freeport-McMoRan, Inc. (FCX) which had a -74.06% return over the time period and detracted 57 basis points from the return of the Fund.

We appreciate your investment in the WeatherStorm Forensic Accounting Long-Short ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

The WeatherStorm Forensic Accounting Long-Short Index seeks to enhance U.S. large cap exposure by offering a long/short portfolio comprised from a universe of the 500 largest U.S. stocks by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis.

The Del Vecchio Earnings Quality Index is designed to measure the performance of U.S. large capitalization companies. From a universe of the 500 largest U.S. capitalization companies, the index methodology ranks and then selects companies based off a forensic accounting analysis focused on “earnings quality.” Companies ranked lowest in earnings quality are not included in the index. Companies ranked the highest in earnings quality receive a weighting of 40% of the index. Rank B, C, D earnings quality companies receive a 20% weighting in the index respectively.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investing involves risk, including the possible loss of principal. The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

WeatherStorm Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2015 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
WeatherStorm Forensic Accounting Long-Short ETF	-2.17%	-4.51%‡	12.47%	11.54%‡
Hybrid of the Del Vecchio Earnings Quality Index/WeatherStorm Forensic Accounting Long-Short Index**	0.41%‡	0.41%‡	3.79%‡	13.79%‡
Del Vecchio Earnings Quality Index	-0.84%‡	-0.84%‡	13.29%‡	13.29%‡
S&P 500 Index	2.75%‡	2.75%‡	14.58%‡	14.58%‡

*	Fund commenced operations on January 30, 2013.
**

Reflects performance of the Del Vecchio Earnings Quality Index through August 7, 2015 and the WeatherStorm Forensic Accounting Long-Short Index thereafter. The inception of the WeatherStorm Forensic Accounting Long-Short Index was on July 31, 2015. Effective August 7, 2015, the Fund changed its index from the Del Vecchio Earnings Quality Index to the WeatherStorm Forensic Accounting Long-Short Index (“New Index”). This change was effected due to the change in the Fund’s investment objective to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the New Index.

‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.flagetf.com or call 1-855-545-FLAG for most recent month end performance and expenses.

There are no assurances that the Fund or index will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2015

Description	Shares	Fair Value
SCHEDULE OF INVESTMENTS
COMMON STOCK — 129.4%
Consumer Discretionary — 18.2%
Best Buy (A)	2,834	$90,065
Carnival PLC (A)	2,070	104,597
Coach (A)	3,588	113,991
Darden Restaurants (A)	1,496	84,031
Discovery Communications, Cl A (A) *	3,552	110,609
Ford Motor (A)	7,596	108,851
Gap (A)	3,340	89,278
General Motors (A)	3,520	127,424
Goodyear Tire & Rubber (A)	3,547	123,719
Kohl's (A)	2,183	102,885
Lear (A)	966	121,620
Macy's (A)	2,001	78,199
Mattel (A)	4,651	115,624
MGM Resorts International (A) *	5,418	123,205
Omnicom Group (A)	1,522	112,506
PVH (A)	1,006	91,837
Staples (A)	8,455	102,052
Target (A)	1,297	94,032
Whirlpool (A)	683	111,001
		2,005,526
Consumer Staples — 10.2%
Archer-Daniels-Midland (A)	2,449	89,364
Bunge (A)	1,456	96,984
Coca-Cola Enterprises (A)	2,150	108,145
ConAgra Foods (A)	2,503	102,448
Kimberly-Clark (A)	937	111,644
Kroger (A)	2,850	107,331
Procter & Gamble (A)	1,399	104,701
Sysco (A)	2,358	96,914
Tyson Foods, Cl A (A)	2,407	120,350
Wal-Mart Stores (A)	1,581	93,026
Whole Foods Market (A)	3,273	95,408
		1,126,315
Energy — 11.0%
Apache (A)	2,782	136,819
Baker Hughes (A)	1,950	105,437
Chevron (A)	48	4,383
ConocoPhillips (A)	2,195	118,640
Devon Energy (A)	2,739	126,021
Halliburton (A)	2,832	112,855
Hess (A)	2,085	123,015
Marathon Oil (A)	6,819	119,401
Noble Energy (A)	3,402	124,751
Schlumberger (A)	1,442	111,250
Valero Energy (A)	1,739	124,965
		1,207,537
Financials — 18.7%
ACE (A)	998	114,620
Aflac (A)	1,766	115,214
Allstate (A)	1,735	108,889
Ameriprise Financial (A)	967	109,223
Cincinnati Financial (A)	1,904	116,353
Citigroup (A)	2,053	111,047
Four Corners Property Trust (A) *	499	9,873
Hartford Financial Services Group (A)	2,264	103,329
Host Hotels & Resorts ‡(A)	6,431	106,755
Lincoln National (A)	2,181	119,933
Loews (A)	2,777	105,221
MetLife (A)	2,184	111,581
Morgan Stanley (A)	1,130	38,759
Principal Financial Group (A)	2,169	111,617
Prudential Financial (A)	1,350	116,842
Regions Financial (A)	11,438	115,981
Synchrony Financial (A) *	3,236	103,002
Unum Group (A)	3,218	118,036
Voya Financial (A)	2,630	107,041
Weyerhaeuser ‡(A)	3,702	119,093
		2,062,409
Health Care — 18.0%
Abbott Laboratories (A)	2,577	115,759
Aetna (A)	957	98,332
Agilent Technologies (A)	2,962	123,871
AmerisourceBergen, Cl A (A)	1,046	103,177
Amgen (A)	761	122,597
Anthem (A)	724	94,395

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2015 (Continued)

Description	Shares	Fair Value
Baxter International (A)	3,088	$116,263
Cardinal Health (A)	1,313	114,034
Express Scripts Holding (A) *	1,258	107,534
HCA Holdings (A) *	1,360	92,562
Hologic (A) *	2,666	107,573
Johnson & Johnson (A)	1,102	111,566
Mallinckrodt (A) *	1,680	114,089
McKesson (A)	546	103,385
Merck (A)	2,079	110,208
Pfizer (A)	3,261	106,863
Quest Diagnostics (A)	1,663	113,616
UnitedHealth Group (A)	894	100,763
Universal Health Services, Cl B (A)	237	28,800
		1,985,387
Industrials — 14.8%
Boeing (A)	785	114,178
Caterpillar (A)	1,578	114,641
Deere (A)	1,061	84,424
Delta Air Lines (A)	2,254	104,721
Dover (A)	1,781	117,368
Emerson Electric (A)	2,338	116,900
General Dynamics (A)	746	109,259
General Electric (A)	4,141	123,982
Hertz Global Holdings (A) *	6,016	95,414
JetBlue Airways (A) *	3,998	98,911
L-3 Communications Holdings (A)	987	120,819
Republic Services, Cl A (A)	2,446	107,453
United Continental Holdings (A) *	1,910	106,444
United Parcel Service, Cl B (A)	1,032	106,306
Waste Management (A)	2,023	108,776
		1,629,596
Information Technology — 22.1%
Amdocs (A)	1,765	99,846
CA (A)	3,802	106,874
Cisco Systems (A)	3,875	105,594
Computer Sciences (A)	1,670	52,321
Corning (A)	6,156	115,302
CSRA*	1,670	52,622
eBay (A) *	4,169	123,361
EMC (A)	4,267	108,126
Hewlett Packard Enterprise (A)*	4,096	60,866
HP (A)	4,096	51,364
Intel (A)	3,500	121,695
International Business Machines (A)	694	96,757
Juniper Networks (A)	3,969	119,586
Maxim Integrated Products (A)	3,146	121,970
Micron Technology (A) *	7,164	114,123
Microsoft (A)	2,326	126,418
NetApp (A)	3,460	106,084
SanDisk (A)	2,063	152,394
Symantec (A)	5,032	98,527
Texas Instruments (A)	2,140	124,377
Western Digital (A)	1,474	91,992
Western Union (A)	5,640	106,370
Xerox (A)	10,441	110,153
Xilinx (A)	1,270	63,106
		2,429,828
Materials — 8.1%
Dow Chemical (A)	2,516	131,159
Freeport-McMoRan, Cl B (A)	11,297	92,410
International Paper (A)	2,685	112,313
LyondellBasell Industries, Cl A (A)	1,248	119,584
Mosaic (A)	3,252	102,893
Newmont Mining (A)	6,274	115,504
Nucor (A)	2,720	112,744
WestRock (A)	2,064	104,500
		891,107
Telecommunication Services — 4.2%
AT&T (A)	3,138	105,656
CenturyLink (A)	4,090	110,144
Sprint (A) *	25,260	92,199
T-Mobile US (A) *	1,440	51,120
Verizon Communications (A)	2,302	104,626
		463,745
Utilities — 4.1%
Entergy (A)	1,580	105,276
Exelon (A)	3,448	94,165
FirstEnergy (A)	3,257	102,237
PG&E (A)	1,033	54,470
Public Service Enterprise Group (A)	2,480	96,968
		453,116
Total Common Stock
(Cost $14,515,788)		14,254,566

RIGHTS — 0.0%
Safeway CVR - Casa Ley *(B)	932	946
Safeway CVR - PDC *(B)	932	45

Total Rights (Cost $—)		991

Total Investments — 129.4%
(Cost $14,515,788)		$14,255,557

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2015 (Continued)

Description	Shares	Fair Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (30.0)%
Consumer Discretionary — (6.6)%
Chipotle Mexican Grill, Cl A*	(107)	$(62,012)
Dollar Tree*	(1,105)	(83,383)
Hanesbrands	(2,650)	(81,276)
Lennar, Cl A	(1,592)	(81,526)
Netflix*	(758)	(93,484)
Priceline Group*	(63)	(78,678)
Signet Jewelers	(258)	(33,899)
Tesla Motors*	(312)	(71,841)
Ulta Salon Cosmetics & Fragrance*	(460)	(76,820)
Under Armour, Cl A*	(750)	(64,665)
		(727,584)
Consumer Staples — (2.2)%
Constellation Brands, Cl A	(600)	(84,156)
Monster Beverage*	(557)	(86,118)
WhiteWave Foods, Cl A*	(1,770)	(71,915)
		(242,189)
Energy — (1.4)%
Cheniere Energy*	(1,590)	(75,604)
Williams	(2,064)	(75,460)
		(151,064)
Financials — (3.9)%
American Tower, Cl A‡	(846)	(84,075)
Charles Schwab	(2,768)	(93,309)
McGraw Hill Financial	(882)	(85,087)
State Street	(1,137)	(82,524)
TD Ameritrade Holding	(2,456)	(89,963)
		(434,958)
Health Care — (5.5)%
Alexion Pharmaceuticals*	(518)	(92,432)
Alnylam Pharmaceuticals*	(945)	(98,336)
BioMarin Pharmaceutical*	(759)	(72,386)
DexCom*	(877)	(74,563)
Illumina*	(450)	(82,755)
Regeneron Pharmaceuticals*	(166)	(90,387)
Vertex Pharmaceuticals*	(766)	(99,090)
		(609,949)
Industrials — (3.0)%
Acuity Brands	(442)	(102,049)
Stericycle*	(547)	(66,034)
TransDigm Group*	(346)	(81,182)
Verisk Analytics, Cl A*	(1,054)	(78,997)
		(328,262)
Information Technology — (4.0)%
Altera	(1,502)	(79,306)
Cognizant Technology Solutions, Cl A*	(222)	(14,337)
Facebook, Cl A*	(848)	(88,395)
FleetCor Technologies*	(527)	(81,005)
MasterCard, Cl A	(855)	(83,721)
Yahoo!*	(2,734)	(92,437)
		(439,201)
Materials — (3.4)%
Martin Marietta Materials	(508)	(79,959)
PPG Industries	(893)	(94,426)
Sherwin-Williams	(125)	(34,509)
Southern Copper	(2,965)	(76,289)
Vulcan Materials	(889)	(91,274)
		(376,457)

Total Common Stock
(Proceeds $3,364,792)		(3,309,664)

Total Securities Sold Short — (30.0)%
(Proceeds $3,364,792)		$(3,309,664)

Percentages are based on Net Assets of $11,015,666.

‡	Real Estate Investment Trust

*	Non-income producing security.

(A)	All or a portion of this security is held as collateral for securities sold short.

(B)	Expiration date is unavailable.

Cl — Class

CVR — Contingent Value Right

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2015 (Concluded)

The following is a list of the inputs used as of November 30, 2015 in valuing the Fund’s investments and securities sold short carried at value:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$14,254,566	$—	$—	$14,254,566
Rights	—	—	991	991
Total Investments in Securities	$14,254,566	$—	$991	$14,255,557

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(3,309,664)	$—	$—	$(3,309,664)
Total Securities Sold Short	$(3,309,664)	$—	$—	$(3,309,664)

*

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Assets and Liabilities

November 30, 2015

Assets:
Investments at Fair Value	$14,255,557
Cash at Broker	240,766
Dividends Receivable	35,976
Reclaims Receivable	181
Total Assets	14,532,480

Liabilities:
Securities Sold Short, at Fair Value	3,309,664
Payable to Custodian	199,096
Advisory Fees Payable	7,720
Other Accrued Expenses	334
Total Liabilities	3,516,814

Net Assets	$11,015,666

Net Assets Consist of:
Paid-in Capital	$11,293,358
Undistributed Net Investment Income	42,562
Accumulated Net Realized Loss on Investments and Securities Sold Short	(115,151)
Net Unrealized Depreciation on Investments and Securities Sold Short	(205,103)
Net Assets	$11,015,666

Investments, at Cost	$14,515,788
Securities Sold Short, Proceeds	3,364,792
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	350,000
Net Asset Value, Offering and Redemption Price Per Share	$31.47

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Operations

For the year ended November 30, 2015

Investment Income:
Dividend Income	$346,895
Interest Income	1,977
Less: Foreign Taxes Withheld	(71)
Total Investment Income	348,801

Expenses:
Advisory Fees	120,440
Stock Loan Fees	13,714
Dividend Expense	5,115
Other Fees	1,326
Total Expenses	140,595

Net Investment Income	208,206

Net Realized Gain (Loss) on:
Investments	1,349,029
Securities Sold Short	94,280
Net Change in Unrealized Appreciation (Depreciation):
Investments	(1,928,577)
Securities Sold Short	55,128
Net Realized and Unrealized Loss on Investments and Securities Sold Short	(430,140)

Net Decrease in Net Assets Resulting from Operations	$(221,934)

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Changes in Net Assets

	Year Ended November 30, 2015	Year Ended November 30, 2014
Operations:
Net Investment Income	$208,206	$149,746
Net Realized Gain on Investments and Securities Sold Short(1)	1,443,309	746,997
Net Change in Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	(1,873,449)	690,916
Net Increase (Decrease) in Net Assets Resulting from Operations	(221,934)	1,587,659

Dividends and Distributions to Shareholders:
Investment Income	(206,135)	(191,201)
Net Realized Gains	—	(630,128)
Total Dividends and Distributions to Shareholders	(206,135)	(821,329)

Capital Share Transactions:
Issued	3,251,199	18,395,240
Redeemed	(8,134,656)	(12,181,313)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,883,457)	6,213,927

Total Increase (Decrease) in Net Assets	(5,311,526)	6,980,257

Net Assets:
Beginning of Year	16,327,192	9,346,935
End of Year (Includes Undistributed Net Investment Income of $42,562 and $38,093, respectively)	$11,015,666	$16,327,192

Share Transactions:
Issued	100,000	600,000
Redeemed	(250,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	200,000

(1)	Includes realized gains as a result of in-kind transactions.

Amounts designated as “— “ are $0.

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year or Period Ended November 30,

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(3)
2015	$ 32.65	$ 0.48	$ (1.18)	$ (0.70)	$ (0.48)	$ —	$ (0.48)	$ 31.47	(2.17)%	$ 11,016	0.99%(5)	1.47%	112%
2014	$ 31.16	$ 0.39	$ 3.76	$ 4.15	$ (0.56)	$ (2.10)	$ (2.66)	$ 32.65	14.45%	$ 16,327	0.85%	1.26%	26%
2013‡	$ 25.00	$ 0.30	$ 5.86	$ 6.16	$ —	$ —	$ —	$ 31.16	24.64%(4)	$ 9,347	0.85%(2)	1.27%(2)	154%

‡	Commenced operations on January 30, 2013.

*	Per share data calculated using average shares method.

(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(4)	Total return is for the period indicated and has not been annualized.

(5)

Dividend expense and excise tax expense totaled 0.13% and 0.01%, respectively, of average net assets for the year ended November 30, 2015. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2015

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with eight investment portfolios. The financial statements herein are those of the WeatherStorm Forensic Accounting Long-Short ETF (formerly Forensic Accounting ETF) (the “Fund”). Effective August 7, 2015, the Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the WeatherStorm Forensic Accounting Long-Short Index (the “Index”), replacing the Fund’s previous underlying index, the Del Vecchio Earnings Quality Index. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. During the period covered by this report, Penserra Capital Management LLC served as interim sub-adviser to the Fund until May 26, 2015, the date on which shareholders approved a new sub-advisory agreement with Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”).

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in Share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies included in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the fair value procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs and are disclosed by investment type on the Schedule of Investments.

For the year ended November 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns as of and for the year ended November 30, 2015.

During the year ended November 30, 2015, the Fund incurred federal excise tax in the amount of $991. This amount is included in Other Fees on the Statement of Operations. No other provisions for Federal income taxes have been made in the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2015 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund intends to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing marginable securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown based on the NAV as of November 30, 2015:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
WeatherStorm Forensic Accounting Long-Short ETF	50,000	$1,600	$1,573,500	$1,600

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2015 (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Interim Investment Advisory and Sub-Advisory Agreements

On January 15, 2015, the Adviser underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”). The Transaction resulted in the assignment and automatic termination of the Advisory Agreement with the Adviser. Further, the sub-advisory agreement between the Adviser and Index Management Solutions, LLC (“Former Sub-Adviser”), by its terms, automatically terminated upon the termination of the Advisory Agreement. On December 19, 2014, in anticipation of the Transaction, the Fund’s Board approved an interim advisory agreement with the Adviser (the “Adviser Interim Agreement”), which was substantially identical to the agreement that terminated, with the exception of different effective and termination dates and providing that the Adviser’s fee (which did not change) be placed in escrow until a new agreement is approved by shareholders. In addition, the Fund’s Board approved an interim sub-advisory agreement with Penserra Capital Management LLC (“Penserra”), which acted as the Fund’s sub-adviser during the interim period (the “Penserra Interim Agreement” and, together with the Adviser Interim Agreement, the “Interim Agreements”). The Penserra Interim Agreement was substantially identical to the terminated agreement with the Former Sub-Adviser, with the exception of the parties and the effective and termination dates. The Fund was managed by the Adviser and Penserra under the Interim Agreements until new advisory agreements were approved by the Fund’s shareholders. Neither the Transaction nor the Interim Agreements resulted in changes to the Fund’s investment objective or strategies, fees charged to the Fund or services provided, except that Penserra replaced the Fund’s Former Sub-Adviser. Proposals to approve new advisory agreements were submitted for shareholder approval, and approved, at a special meeting of shareholders held on May 26, 2015.

New Sub-Advisory Agreement

Effective May 26, 2015, Vident Investment Advisory, LLC or the Sub-Adviser, a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, became the Fund’s new sub-adviser after Fund shareholders approved a sub-advisory agreement between the Adviser and Vident, on behalf of the Fund. Vident replaced Penserra, which had served as the Fund’s interim sub-adviser as discussed above. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee. Prior to May 26, 2015, during the period covered by this report, under the Penserra Interim Agreement, the Adviser paid Penserra a fee calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2015 (Continued)

3. AGREEMENTS (continued)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended November 30, 2015, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
WeatherStorm Forensic Accounting Long-Short ETF	$21,929,476	$16,777,203

For the year ended November 30, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
WeatherStorm Forensic Accounting Long-Short ETF	$1,630,716	$8,219,429	$1,491,853

There were no purchases or sales of long-term U.S. Government securities by the Fund.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2015 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments, non-deductible excise tax paid, and redemptions in-kind have been reclassified to/from the following accounts as of November 30, 2015:

Exchange Traded Concepts	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
WeatherStorm Forensic Accounting Long-Short ETF	$2,398	$(1,462,167)	$1,459,769

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
WeatherStorm Forensic Accounting Long-Short ETF
2015	$206,135	$206,135
2014	$821,329	$821,329

As of November 30, 2015, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$42,562
Capital Loss Carryforwards	(99,042)
Net Unrealized Depreciation	(221,212)
Total Distributable Earnings	$(277,692)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
WeatherStorm Forensic Accounting Long-Short ETF	$99,042	$—	$99,042

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2015 (Concluded)

5. TAX INFORMATION (continued)

For Federal income tax purposes, the cost of securities owned at November 30, 2015, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at November 30, 2015, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
WeatherStorm Forensic Accounting Long-Short ETF	$14,531,897	$560,133	$(836,473)	$(276,340)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in the Index, which is comprised of U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

7. OTHER

At November 30, 2015, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ Stock Market LLC and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date and the financial statement were issued. Based on this evaluation, no adjustments were required to the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of WeatherStorm Forensic Accounting Long-Short ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WeatherStorm Forensic Accounting Long-Short ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WeatherStorm Forensic Accounting Long-Short ETF as of November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 29, 2016

WeatherStorm Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust

November 30, 2015 (Unaudited)

The following chart lists Trustees and Officers as of November 30, 2015.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-545-3524.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (36 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President	10	ETF Series Solutions (2012 to 2014) – Trustee
Independent Trustees
Timothy J. Jacoby c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (63 years old)	Trustee	Since 2014(2)	Deloitte & Touche LLP 2000 to 2014 – Partner	10	Exchange Listed Fund Trust (3) – Trustee; Source ETF Trust (1) – Trustee (2014-2015)

WeatherStorm Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
David M. Mahle c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (72 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 – Partner	13	Exchange Listed Fund Trust (3) – Trustee; Source ETF Trust (1) – Trustee (2014-2015)
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (65 years old)	Trustee	Since 2012	Amherst Asset Management, 2010 to present -- Independent Advisor.	13	New Mountain Finance Corp. – Director; Exchange Listed Fund Trust (3) – Trustee; Source ETF Trust (1) – Trustee (2014-2015)
Mark Zurack c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (58 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	10	AQR Funds (44)- Trustee; Source ETF Trust – Trustee (2014-2015)

WeatherStorm Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Ohlahoma, OK 73120 (36 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2004 to Present; 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President

None
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Ohlahoma, OK 73120 (54 years old)	Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present – Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Traded Concepts Trust II (2) – Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (64 years old)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to present – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (47 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present, Manager, Fund Accounting 1999 to 2004.	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)	Timothy Jacoby was appointed to serve as an Independent Trustee to the Board effective June 1, 2014.

WeatherStorm Forensic Accounting Long-Short ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Annualized Expense Ratios	Expenses Paid During Period(1)
WeatherStorm Forensic Accounting Long-Short ETF
Actual Fund Return	$1,000.00	$953.90	1.08%	$5.29
Hypothetical 5% Return	$1,000.00	$1,019.65	1.08%	$5.47

(1)

Expenses are equal to the Fund’s annualized expense ratio (including stock loan fees and dividend expense on securities sold short) multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

WeatherStorm Forensic Accounting Long-Short ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2015 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2015, the Fund is designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)
WeatherStorm Forensic Accounting Long-Short ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

WeatherStorm Forensic Accounting Long-Short ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-AR-001-0300

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Gary French is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2015 and 2014 as follows:

		Fiscal 2015			Fiscal 2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$81,800	$0	N/A	$62,500	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees	$6,000	$0	N/A	$3,000	$0	N/A
(d)	All Other Fees	$0	$0	N/A	$0	$0	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2013	Fiscal 2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2015 were $6,000 and for the fiscal year 2014 were $3,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 5, 2016

By	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: February 5, 2016